Business Combinations (Tables)	6 Months Ended
Jun. 30, 2014
Aptiv Solutions
Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the preliminary estimated fair values of the assets acquired and the liabilities assumed:

May 7,
2014
(in thousands)
Property, plant and equipment	$6,924
Goodwill*	149,098
Cash and cash equivalents	3,518
Accounts receivable	24,463
Unbilled revenue	19,217
Prepayments and other current assets	3,404
Non-current assets	1,332
Other liabilities	(37,146)
Payments on account	(31,094)
Non-current other liabilities	(18,615)

Net assets acquired	$121,101

Cash consideration	$143,500
Adjustments to cash consideration	(22,399)
Net assets acquired	$121,101
* Goodwill represents the acquisition of an established workforce with experience in clinical trial consulting and regulatory support for drugs, medical devices and diagnostics with a specific focus on strategy to increase product development efficiency and productivity. Goodwill related to the US portion of the business acquired is tax deductible. We are completing the purchase price allocation which will result in an element of the purchase price currently recorded as goodwill being ascribed to separately identifiable intangible assets.

Clinical Trial Services
Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the fair values of the assets acquired and the liabilities assumed:

February 15,
2013
(in thousands)
Property, plant and equipment	$339
Goodwill*	36,922
Intangible asset – customer relationships	3,300
Intangible asset – order backlog	600
Cash and cash equivalents	1,039
Accounts receivable	9,200
Unbilled revenue	2,128
Prepayments and other current assets	465
Non-current assets	6
Other liabilities	(2,285)
Non-current other liabilities	(16)

Net assets acquired	$51,698

Cash consideration	$51,897
Working capital adjustment	(199)
Net assets acquired	$51,698
* Goodwill represents the acquisition of an established workforce with experience in the clinical research industry, thereby allowing the Company to enhance its capabilities in global resourcing and FSP and also medical and safety services. Goodwill related to the US portion of the business acquired is tax deductible.